LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Leases Commitment
2026	¥ 1,820,285	$ 254,100
2027	1,095,214	152,886
Total lease payments	2,915,499	406,986
Less: imputed interest	(72,441)	(10,111)
Present value of lease liabilities	2,843,058	396,875	¥ 7,712,532
Operating lease liabilities - current	1,761,231	245,858	3,741,247
Operating lease liabilities - non-current	¥ 1,081,827	$ 151,017	¥ 3,971,285